UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT TAX-FREE RESERVES

(Exact name of registrant as specified in charter)
 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2010

Item 1. Schedule of Investments.

CALVERT TAX-FREE RESERVES MONEY MARKET PORTFOLIO SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

MUNICIPAL OBLIGATIONS - 97.0%	PRINCIPAL AMOUNT	VALUE
Alabama - 1.4%
Birmingham Alabama Industrial Development Board Revenue VRDN, 0.50%, 5/1/29, C/LOC: FHLB (r)	$485,000	$485,000
Colbert County Alabama Industrial Development Board Revenue VRDN, 0.40%, 10/1/11, LOC: Wells Fargo Bank (r)	400,000	400,000
Mobile County Alabama IDA Revenue VRDN, 0.40%, 4/1/20, LOC: Wells Fargo Bank (r)	2,145,000	2,145,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue VRDN, 0.37%, 3/1/27, LOC: JPMorgan Chase Bank (r)	4,800,000	4,800,000
		7,830,000

Alaska - 2.2%
Alaska State Industrial Development & Export Authority Revenue VRDN, 0.26%, 4/1/34, LOC: Union Bank (r)	11,625,000	11,625,000

Arizona - 3.2%
Arizona State Health Facilities Authority Revenue VRDN:
0.27%, 3/1/33, LOC: Bank of America (r)	4,200,000	4,200,000
0.30%, 12/1/37, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	5,000,000	5,000,000
Pinal County Arizona IDA and Solid Waste Disposal Revenue VRDN, 0.47%, 8/1/22, LOC: Farm Credit Services, C/LOC: CoBank (r)	3,700,000	3,700,000
Tucson Arizona IDA Revenue VRDN, 0.27%, 1/15/32, LOC: Fannie Mae (r)	2,175,000	2,175,000
Yavapai County Arizona IDA Solid Waste Disposal Revenue VRDN, 0.27%, 8/1/27, LOC: UBS AG (r)	2,300,000	2,300,000
		17,375,000

California - 1.6%
California State Pollution Control Financing Authority Revenue VRDN, 0.39%, 3/1/16, LOC: Comerica Bank (r)	1,105,000	1,105,000
California Statewide Communities Development Authority Special Tax Revenue VRDN, 0.26%, 5/1/22, LOC: Bank of the West, C/LOC: CALSTRs (r)	1,400,000	1,400,000
Victorville California MFH Revenue VRDN, 0.73%, 12/1/15, LOC: Citibank (r)	5,915,000	5,915,000
		8,420,000

Colorado - 3.4%
Aurora Centretech Colorado Metropolitan District GO VRDN, 0.28%, 12/1/28, LOC: U.S. Bank (r)	3,120,000	3,120,000
Colorado State HFA Revenue VRDN:
0.28%, 10/15/16, LOC: Fannie Mae (r)	2,000,000	2,000,000
0.28%, 10/15/16, GA: Fannie Mae (r)	3,100,000	3,100,000
0.28%, 10/15/16, LOC: Fannie Mae (r)	3,900,000	3,900,000
Englewood Colorado MFH Revenue VRDN, 0.27%, 12/1/26, LOC: Freddie Mac (r)	260,000	260,000
Meridian Ranch Colorado Metropolitan District GO VRDN, 0.28%, 12/1/38, LOC: U.S. Bank (r)	2,135,000	2,135,000
Westminster Colorado Economic Development Authority Revenue Tax Increment VRDN, 0.30%, 12/1/28, LOC: U.S. Bank (r)	3,700,000	3,700,000
		18,215,000

Connecticut - 2.2%
Connecticut State Development Authority Revenue VRDN, 0.23%, 7/1/15, LOC: HSBC USA, Inc. (r)	1,020,000	1,020,000
Connecticut State GO Bonds, 2.00%, 5/19/11	4,000,000	4,038,945
Connecticut State Health & Educational Facility Authority Revenue VRDN, 0.29%, 7/1/38, LOC: Sovereign Bank, C/LOC: Banco Santander (r)	4,710,000	4,710,000
Connecticut State Housing Finance Authority Revenue VRDN, 0.24%, 7/1/32, LOC: HSBC USA, Inc. (r)	2,220,000	2,220,000
		11,988,945

District Of Columbia - 2.0%
District of Columbia GO VRDN, 0.31%, 6/1/27, LOC: TD Bank (r)	5,895,000	5,895,000
District of Columbia Housing Finance Agency MFH Revenue VRDN, 0.28%, 11/1/38, LOC: Freddie Mac (r)	400,000	400,000
District of Columbia Revenue VRDN:
0.50%, 9/1/23, LOC: Bank of America (r)	2,585,000	2,585,000
0.25%, 4/1/38, LOC: PNC Bank (r)	2,000,000	2,000,000
		10,880,000

Florida - 7.1%
Collier County Florida Educational Facilities Authority Revenue VRDN, 0.34%, 10/1/36, LOC: Comerica Bank (r)	3,825,000	3,825,000
Collier County Florida MFH Finance Authority Revenue VRDN, 0.30%, 7/15/34, LOC: Fannie Mae (r)	2,900,000	2,900,000
Highlands County Florida Health Facilities Authority Revenue VRDN:
0.25%, 11/15/27, LOC: SunTrust Bank, C/LOC: FHLB (r)	9,300,000	9,300,000
0.26%, 11/15/27, LOC: SunTrust Bank, C/LOC: FHLB (r)	10,000,000	10,000,000
Lee Memorial Health System Florida Revenue VRDN, 0.27%, 4/1/33, LOC: Northern Trust Co. (r)	1,980,000	1,980,000
Palm Beach County Florida Revenue VRDN, 0.56%, 1/1/34, LOC: TD Bank (r)	750,000	750,000
Sunshine State Florida Governmental Financing Commission Revenue VRDN, 0.32%, 7/1/16, LOC: Dexia Credit Local (r)	9,715,000	9,715,000
		38,470,000

Georgia - 1.4%
Athens-Clarke County Georgia Unified Government Development Authority Revenue VRDN, 0.38%, 9/1/31, LOC: SunTrust Bank (r)	2,500,000	2,500,000
Fulton County Georgia IDA Revenue VRDN, 0.38%, 12/1/10, LOC: Branch Bank & Trust (r)	500,000	500,000
Marietta Georgia Housing Authority MFH Revenue VRDN, 0.27%, 7/1/24, LOC: Freddie Mac (r)	4,400,000	4,400,000
		7,400,000

Hawaii - 2.3%
Hawaii State Department of Budget & Finance Revenue VRDN:
0.37%, 5/1/19, LOC: First Hawaiian Bank (r)	8,790,000	8,790,000
0.40%, 12/1/21, LOC: Union Bank (r)	3,790,500	3,790,500
		12,580,500

Idaho - 1.0%
Idaho State Tax Anticipation Notes, 2.00%, 6/30/11	5,500,000	5,564,895

Illinois - 6.0%
Illinois State Development Finance Authority Revenue VRDN:
0.31%, 6/1/19, LOC: Northern Trust Co. (r)	6,565,000	6,565,000
0.31%, 4/1/35, LOC: Northern Trust Co. (r)	5,000,000	5,000,000
Illinois State Finance Authority Revenue VRDN:
0.21%, 2/15/33, LOC: Northern Trust Co. (r)	7,200,000	7,200,000
0.33%, 9/1/38, LOC: Comerica Bank (r)	9,125,000	9,125,000
Springfield Illinois Community Improvement Revenue VRDN, 0.29%, 9/1/17, LOC: Harris National (r)	4,400,000	4,400,000
		32,290,000

Indiana - 4.2%
Elkhart County Indiana Economic Development Revenue VRDN, 2.01%, 4/1/28, LOC: FHLB (r)	2,245,000	2,245,000
Goshen Indiana Economic Development Revenue VRDN, 0.27%, 10/1/42, LOC: JPMorgan Chase Bank (r)	7,970,000	7,970,000
Indiana State Development Finance Authority Revenue VRDN, 0.80%, 7/1/18, LOC: JPMorgan Chase Bank (r)	600,000	600,000
Jasper County Indiana Industrial Economic Recovery Revenue VRDN, 0.42%, 2/1/22, LOC: Farm Credit Services, C/LOC: Rabobank (r)	5,275,000	5,275,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.52%, 11/1/18, LOC: Mizuho Corp. Bank Ltd. (r)	2,180,000	2,180,000
Terre Haute Indiana International Airport Authority Revenue VRDN, 0.32%, 2/1/21, LOC: Old National Bank, C/LOC: Northern Trust Co. (r)	1,715,000	1,715,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.49%, 5/1/16, LOC: Old National Bank, C/LOC: Wells Fargo Bank (r)	2,800,000	2,800,000
		22,785,000

Iowa - 3.5%
Hills City Iowa Health Facilities Revenue VRDN, 0.33%, 8/10/35, LOC: U.S. Bank (r)	5,420,000	5,420,000
Iowa State Finance Authority Educational Facility Revenue VRDN, 2.50%, 3/1/36, LOC: Allied Irish Bank (r)	10,000,000	10,000,000
Iowa State Finance Authority Revenue VRDN, 0.42%, 7/1/18, LOC: Citizen Business Bank, C/LOC: Wells Fargo Bank (r)	3,650,000	3,650,000
		19,070,000

Kansas - 0.9%
Wichita Kansas GO Notes, 0.45%, 9/15/11	5,000,000	5,002,247

Kentucky - 0.4%
Winchester Kentucky Industrial Building Revenue VRDN, 0.52%, 10/1/18, LOC: Wells Fargo Bank (r)	2,400,000	2,400,000

Louisiana - 1.1%
Louisiana State GO Revenue VRDN, 0.24%, 7/15/26, LOC: BNP Paribas (r)	6,200,000	6,200,000

Maryland - 1.6%
Maryland State Health & Higher Educational Facilities Authority Revenue VRDN:
0.29%, 1/1/21, LOC: M&T Trust Co. (r)	7,905,000	7,905,000
0.29%, 7/1/34, LOC: Bank of America (r)	600,000	600,000
		8,505,000

Massachusetts - 1.6%
Massachusetts State Development Finance Agency Revenue VRDN:
0.24%, 6/1/23, LOC: RBS Citizens, C/LOC: FHLB (r)	4,700,000	4,700,000
0.28%, 9/1/35, LOC: TD Bank (r)	3,975,000	3,975,000
		8,675,000

Michigan - 1.4%
Michigan State Hospital Finance Authority Revenue VRDN, 0.34%, 3/1/30, LOC: Comerica Bank (r)	5,700,000	5,700,000
Michigan State Strategic Fund LO Revenue VRDN, 0.25%, 3/1/36, LOC: Deutsche Bank (r)	2,000,000	2,000,000
		7,700,000

Minnesota - 0.3%
Richfield Minnesota MFH Revenue VRDN, 0.29%, 3/1/34, LOC: Freddie Mac (r)	1,710,000	1,710,000

Mississippi - 2.5%
Mississippi State Business Finance Corp. Revenue VRDN, 0.28%, 3/1/17, LOC: PNC Bank (r)	6,540,000	6,540,000
Prentiss County Mississippi Revenue VRDN, 0.80%, 10/1/17, LOC: Nordea Bank AB (r)	6,750,000	6,750,000
		13,290,000

Missouri - 4.1%
Carthage Missouri IDA Revenue VRDN, 0.52%, 9/1/30, LOC: Wachovia Bank (r)	2,000,000	2,000,000
Kansas City Missouri IDA & MFH Revenue VRDN, 0.29%, 9/15/32, LOC: Fannie Mae (r)	1,455,000	1,455,000
Missouri State Health & Educational Facilities Authority Revenue VRDN:
0.25%, 5/15/23, LOC: UBS AG (r)	6,710,000	6,710,000
0.33%, 8/1/31, LOC: US Bank (r)	1,980,000	1,980,000
0.33%, 12/1/35, LOC: Commerce Bank (r)	10,200,000	10,200,000
		22,345,000

New Hampshire - 1.3%
New Hampshire State Health & Education Facilities Authority Revenue VRDN:
0.28%, 10/1/23, LOC: Bank of America (r)	2,615,000	2,615,000
0.28%, 10/1/38, LOC: RBS Citizens, C/LOC: FHLB (r)	4,400,000	4,400,000
		7,015,000

New Jersey - 2.1%
New Jersey State Economic Development Authority Revenue VRDN, 0.41%, 11/1/40, LOC: Valley National Bank (r)	6,455,000	6,455,000
New Jersey State Turnpike Authority Revenue VRDN, 0.24%, 1/1/24, LOC: Bank of Nova Scotia (r)	4,800,000	4,800,000
		11,255,000

New York - 9.1%
Albany New York IDA Revenue VRDN, 0.32%, 6/1/34, LOC: M&T Trust Co. (r)	5,700,000	5,700,000
Long Island New York Power Authority Revenue VRDN, 0.27%, 5/1/33, LOC: WestLB (r)	7,000,000	7,000,000
Monroe County New York IDA Revenue VRDN, 0.52%, 12/1/34, LOC: M&T Trust Co. (r)	1,430,000	1,430,000
New York City GO VRDN, 0.31%, 1/1/36, LOC: Dexia Credit Local (r)	1,000,000	1,000,000
New York City IDA Revenue VRDN, 0.52%, 2/1/35, LOC: M&T Trust Co. (r)	1,725,000	1,725,000
New York Metropolitan Transportation Authority Revenue VRDN:
0.28%, 11/1/34, LOC: BNP Paribas (r)	3,475,000	3,475,000
0.28%, 11/1/35, LOC: BNP Paribas (r)	7,600,000	7,600,000
New York State Housing Finance Agency Revenue VRDN:
0.25%, 5/15/34, LOC: Fannie Mae (r)	2,700,000	2,700,000
0.28%, 5/15/37, LOC: Fannie Mae (r)	1,200,000	1,200,000
Oswego County New York Industrial Development Agency Civic Facilities Revenue VRDN, 0.35%, 1/1/24, LOC: M&T Trust Co. (r)	4,045,000	4,045,000
Westchester County New York Industrial Development Agency Revenue VRDN, 0.24%, 1/1/34, LOC: Sovereign Bank, C/LOC: Natixis SA (r)	13,400,000	13,400,000
		49,275,000

Ohio - 2.6%
Allen County Ohio Hospital Facilities Revenue VRDN, 0.30%, 6/1/34, LOC: Bank of Nova Scotia (r)	4,500,000	4,500,000
Cleveland City Ohio Water Revenue VRDN, 0.22%, 1/1/33, LOC: BNP Paribas (r)	4,135,000	4,135,000
Hamilton County Ohio Healthcare and Life Enriching Community Revenue VRDN, 0.27%, 1/1/37, LOC: PNC Bank (r)	5,445,000	5,445,000
		14,080,000

Oklahoma - 0.9%
Pittsburg County Oklahoma Economic Development Authority Revenue VRDN, 0.34%, 10/1/21, LOC: PNC Bank (r)	5,000,000	5,000,000

Pennsylvania - 6.8%
Allegheny County Pennsylvania IDA Revenue VRDN, 0.28%, 6/1/38, LOC: PNC Bank (r)	2,760,000	2,760,000
Beaver County Pennsylvania IDA Revenue VRDN, 0.29%, 4/1/41, LOC: Barclays Bank (r)	5,000,000	5,000,000
Butler County Pennsylvania IDA Revenue VRDN, 0.27%, 5/1/34, LOC: Bank of America (r)	2,360,000	2,360,000
Cumberland County Pennsylvania Municipal Authority Revenue VRDN:
0.27%, 1/1/41, LOC: KBC Bank (r)	9,065,000	9,065,000
0.27%, 1/1/43, LOC: KBC Bank (r)	2,545,000	2,545,000
Haverford Township Pennsylvania School District GO VRDN, 0.27%, 3/1/30, LOC: TD Bank (r)	2,000,000	2,000,000
Moon Pennsylvania IDA Revenue VRDN, 0.27%, 7/1/38, LOC: Bank of Scotland (r)	9,290,000	9,290,000
Philadelphia Pennsylvania Tax & Revenue Anticipation Notes, 2.00%, 6/30/11	4,000,000	4,038,484
		37,058,484

Rhode Island - 2.2%
Rhode Island State Health & Educational Building Corp. Revenue VRDN:
0.34%, 12/1/31, LOC: RBS Citizens (r)	2,145,000	2,145,000
0.34%, 4/1/35, LOC: RBS Citizens (r)	10,000,000	10,000,000
		12,145,000

South Carolina - 2.2%
Dorchester County South Carolina IDA Revenue VRDN, 0.53%, 10/1/24, LOC: Unicredit Bank AG (r)	5,100,000	5,100,000
South Carolina State Jobs-Economic Development Authority Health Facilities Revenue VRDN:
0.27%, 4/1/27, LOC: Wachovia Bank (r)	2,800,000	2,800,000
0.27%, 11/1/31, LOC: Wells Fargo Bank (r)	3,785,000	3,785,000
		11,685,000

Tennessee - 2.7%
Blount County Tennessee Public Building Authority Revenue VRDN, 0.31%, 6/1/26, LOC: KBC Bank (r)	4,460,000	4,460,000
Loudon Tennessee Industrial Development Board Revenue VRDN, 0.80%, 4/1/13, LOC: JPMorgan Chase Bank (r)	895,000	895,000
Metropolitan Nashville Tennessee Airport Authority Revenue VRDN, 0.26%, 7/1/19, LOC: Societe Generale (r)	4,200,000	4,200,000
Sevier County Tennessee Public Building Authority Revenue VRDN, 0.31%, 6/1/25, LOC: SmartBank, C/LOC: FHLB (r)	5,030,000	5,030,000
		14,585,000

Texas - 1.8%
Garland Texas Independent School District GO VRDN, 0.35%, 6/15/29, BPA: Bank of America, GA: Texas Permanent School Fund (mandatory put, 11/17/10 @ 100) (r)	4,600,000	4,600,000
Texas State Tax & Revenue Anticipation Notes, 2.00%, 8/31/11	5,000,000	5,075,676
		9,675,676

Utah - 0.4%
Utah State Housing Corp. MFH Revenue VRDN, 0.28%, 4/1/42, LOC: Freddie Mac (r)	1,125,000	1,125,000
Utah State Housing Corp. Single Family Revenue VRDN, 0.33%, 7/1/36, LOC: Fannie Mae & Freddie Mac (r)	1,025,000	1,025,000
		2,150,000

Vermont - 1.4%
Vermont State Educational & Health Buildings Financing Agency Revenue VRDN:
0.31%, 6/1/22, LOC: Chittenden Trust Company, C/LOC: Wells Fargo Bank (r)	1,175,000	1,175,000
0.28%, 10/1/28, LOC: TD Bank (r)	935,000	935,000
0.28%, 1/1/33, LOC: TD Bank (r)	3,575,000	3,575,000
Vermont Student Assistance Corp. Educational Loans Revenue VRDN, 0.29%, 12/15/40, LOC: Lloyds TSB Bank (r)	2,000,000	2,000,000
		7,685,000

Virginia - 2.2%
Alexandria Virginia IDA Revenue VRDN, 0.27%, 10/1/30, LOC: Branch Bank & Trust (r)	11,910,000	11,910,000

Washington - 0.6%
Washington State Health Care Facilities Authority Revenue VRDN, 0.31%, 11/15/26, LOC: Citibank (r)	3,255,000	3,255,000

Wisconsin - 2.7%
Grafton Wisconsin IDA Revenue VRDN, 0.55%, 12/1/17, LOC: U.S. Bank (r)	1,480,000	1,480,000
Wisconsin State Health & Educational Facilities Authority Revenue VRDN:
0.50%, 11/1/23, LOC: U.S. Bank (r)	2,655,000	2,655,000
0.34%, 12/1/32, LOC: JPMorgan Chase Bank (r)	4,650,000	4,650,000
Wisconsin State Tax Anticipation Notes, 2.00%, 6/15/11	5,500,000	5,558,160
		14,343,160

Wyoming - 2.6%
Gillette Wyoming Pollution Control Revenue VRDN, 0.27%, 1/1/18, LOC: Barclays Bank (r)	13,800,000	13,800,000

Total Municipal Obligations (Cost $525,238,907)		525,238,907

COMMERCIAL PAPER - 1.9%
Metropolitan Washington DC Airport Authority System Revenue, 0.35%, 10/13/10, LOC: Landesbank Baden-Württemberg	10,500,000	10,500,000

Total Commercial Paper (Cost $10,500,000)		10,500,000

TOTAL INVESTMENTS (Cost $535,738,907) - 98.9%		535,738,907
Other assets and liabilities, net - 1.1%		6,091,481
NET ASSETS - 100%		$541,830,388
		=========

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees: BPA: Bond Purchase Agreement C/LOC: Confirming Letter of Credit CF: Credit Facility GA: Guaranty Agreement LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Authority
IDA: Industrial Development Authority
LO: Limited Obligation
MFH: Multi-Family Housing
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CALVERT TAX-FREE BOND FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2010

MUNICIPAL OBLIGATIONS - 97.9%	PRINCIPAL AMOUNT	VALUE
Alabama - 2.0%
Mobile Alabama Industrial Development Board Pollution Control Revenue Bonds, 4.75%, 6/1/34 (mandatory put, 3/19/12 @ 100) (r)	$2,000,000	$2,103,520
Montgomery Alabama GO Bonds, 5.00%, 2/1/25	2,000,000	2,283,280
		4,386,800

California - 2.3%
California State Department of Water Resources Revenue Bonds:
Series AA, 6.00%, 12/1/10 (prerefunded, escrowed to maturity)	430,000	434,184
Series Q, 6.00%, 12/1/10 (prerefunded, escrowed to maturity)	5,000	5,048
Hawaiian Gardens California Public Finance Authority Tax Allocation Bonds:
5.25%, 12/1/22	1,475,000	1,521,905
5.25%, 12/1/23	1,000,000	1,028,270
Long Beach California Unified School District GO Bonds, Zero Coupon, 8/1/25	1,000,000	460,210
Rio Hondo Community College District GO Bonds, 5.00%, 8/1/30	1,500,000	1,611,810
		5,061,427

Colorado - 3.4%
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, 5.375%, 7/1/20 (prerefunded 7/01/12 @ 100)	2,460,000	2,656,357
Colorado State Health Facilities Authority Revenue Bonds:
5.25%, 11/15/35 (r)	2,710,000	2,775,338
5.00%, 7/1/39	2,000,000	2,084,780
		7,516,475

Connecticut - 1.6%
Connecticut State Health & Educational Facility Authority Revenue Bonds:
5.00%, 7/1/35	1,015,000	1,071,972
4.85%, 7/1/37	1,360,000	1,446,768
5.05%, 7/1/42	1,000,000	1,080,580
		3,599,320

District Of Columbia - 1.5%
Metropolitan Washington DC Airport Authority System Revenue Bonds, 5.00%, 10/1/25	3,250,000	3,402,327

Florida - 11.0%
Highlands County Florida Health Facilities Authority Revenue Bonds:
5.125%, 11/15/32 (r)	4,060,000	4,159,389
5.625%, 11/15/37	1,080,000	1,143,515
Jacksonville Florida Health Facilities Authority Revenue Bonds, 5.00%, 8/15/27	2,000,000	2,050,140
Miami-Dade County Florida Aviation Revenue Bonds, 5.00%, 10/1/41	2,500,000	2,551,725
Miami-Dade County Florida GO Bonds, 7.75%, 10/1/18	2,000,000	2,745,940
Miami-Dade County Florida IDA Revenue Bonds, 8.00%, 6/1/22	830,000	816,919
Miami-Dade County Florida Professional Sports Franchise Facilities Tax Revenue Bonds, 5.25%, 10/1/30 (escrowed to maturity)	2,675,000	3,326,710
Miami-Dade County Florida School Board COPs, 5.00%, 8/1/20	1,000,000	1,046,810
Polk County Florida Transportation Improvement Revenue Bonds, 5.00%, 12/1/25 (r)	3,500,000	3,522,190
University Athletic Association, Inc. Athletic Program Revenue Bonds:
3.75%, 10/1/27 (mandatory put, 10/1/11 @ 100) (r)	1,265,000	1,298,409
3.80%, 10/1/31 (mandatory put, 10/1/11 @ 100) (r)	2,000,000	2,053,800
		24,715,547

Georgia - 1.9%
Columbus Georgia Downtown IDA Revenue Bonds, 5.61%, 7/1/29 (j)(r)*	3,900,000	1,364,922
Georgia State GO Bonds:
5.00%, 1/1/27	1,150,000	1,316,991
4.50%, 1/1/29	1,500,000	1,624,530
		4,306,443

Guam - 1.1%
Guam Electric Power Authority Revenue Bonds, 5.25%, 10/1/12	1,000,000	1,000,500
Guam Government Highway & Transportation Authority Revenue LO Bonds, 4.50%, 5/1/12	1,500,000	1,528,920
		2,529,420

Hawaii - 0.5%
Honolulu City and County Hawaii GO Bonds, 5.00%, 7/1/26	1,000,000	1,101,670

Illinois - 1.8%
Illinois State Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue Bonds, 5.75%, 6/15/41	500,000	532,460
Lake County Illinois Community High School District GO Bonds, 7.375%, 2/1/20	1,000,000	1,379,780
Markham Illinois GO Bonds, 6.00%, 2/1/25	2,000,000	2,120,140
		4,032,380

Iowa - 0.5%
Iowa State SO Revenue Bonds, 5.00%, 6/15/27	1,000,000	1,126,020

Kansas - 1.0%
Kansas Development Finance Authority Hospital Revenue Bonds:
5.50%, 11/15/29	1,000,000	1,104,030
5.75%, 11/15/38	1,000,000	1,110,030
		2,214,060

Louisiana - 0.7%
Louisiana State Public Facilities Authority Revenue Bonds, 5.25%, 11/1/17	1,340,000	1,482,107

Maryland - 0.4%
Cecil County Maryland Health Department COPs:
Series A, 3.907%, 7/1/14 (r)	189,000	177,033
Series B, 3.907%, 7/1/14 (r)	514,000	481,453
Maryland State Economic Development Corp. Revenue Bonds:
Series B, 6.00%, 7/1/48 (k)*	245,000	126,146
Series C, Zero Coupon, 7/1/48 (k)	337,865	12,004
		796,636

Massachusetts - 3.7%
Boston Massachusetts Water & Sewer Commission Revenue Bonds, 5.00%, 11/1/30	1,000,000	1,129,140
Massachusetts State Bay Transportation Authority Revenue Bonds, 5.00%, 7/1/27	1,510,000	1,816,560
Massachusetts State Health & Educational Facilities Authority Revenue Bonds:
5.00%, 7/15/35	1,000,000	1,022,620
5.00%, 7/15/36	3,040,000	3,299,677
2.75%, 11/1/38 (mandatory put, 1/5/12 @ 100) (r)	1,000,000	1,026,600
		8,294,597

Michigan - 0.4%
Ann Arbor Michigan School District GO Bonds, 4.75%, 5/1/29	1,000,000	1,021,770

Minnesota - 0.5%
St. Paul Minnesota Port Authority Revenue Bonds, 3.25%, 2/1/28 (mandatory put, 2/1/11 @ 100) (r)	1,000,000	1,008,210

Mississippi - 0.5%
Mississippi State Development Bank SO Revenue Bonds, 5.00%, 1/1/18	1,000,000	1,071,810

Nevada - 0.6%
Clark County Nevada GO Bonds, 5.00%, 6/1/30	1,305,000	1,393,061

New Jersey - 3.2%
Essex County New Jersey Improvement Authority Revenue Bonds, 5.25%, 12/15/21	3,280,000	3,882,798
New Jersey State Transportation Trust Fund Authority Revenue Bonds, 5.25%, 12/15/23	1,830,000	2,112,113
Ocean County New Jersey Utilities Authority Wastewater Revenue Bonds, 5.25%, 1/1/26	1,000,000	1,230,820
		7,225,731

New Mexico - 2.4%
Albuquerque Bernalillo County Water Utility Authority Revenue Bonds, 5.00%, 7/1/26	1,015,000	1,145,458
New Mexico State Hospital Equipment Loan Council Revenue Bonds, 5.125%, 8/1/35	4,010,000	4,196,786
		5,342,244

New York - 0.5%
New York State Local Government Assistance Corp. Revenue Bonds, 6.00%, 4/1/14	980,000	1,097,316

North Carolina - 3.3%
Columbus County North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Bonds, 5.70%, 5/1/34	1,000,000	1,046,540
North Carolina State Medical Care Commission Revenue Bonds, 5.00%, 6/1/42	3,700,000	3,866,500
Wake County North Carolina GO Bonds:
5.00%, 3/1/23 (prerefunded 3/01/19 @ 100)	375,000	458,906
5.00%, 3/1/23	1,625,000	1,910,642
		7,282,589

North Dakota - 1.2%
Three Affiliated Tribes of the Fort Berthold Reservation Revenue Bonds, 7.128%, 11/1/19 (r)	3,320,000	2,791,257

Ohio - 2.5%
Kent State University Revenue Bonds, 5.00%, 5/1/21	2,565,000	2,973,861
Montgomery County Ohio Revenue Bonds, 5.00%, 5/1/39	2,500,000	2,639,150
		5,613,011

Oregon - 1.0%
Oregon State GO Bonds, 5.00%, 8/1/25	1,985,000	2,322,748

Pennsylvania - 2.5%
Mount Lebanon Pennsylvania School District GO Bonds, 5.00%, 2/15/27	3,370,000	3,786,094
South Wayne County Pennsylvania Water and Sewer Authority Revenue Bonds:
5.95%, 10/15/10 (escrowed to maturity)	670,000	671,367
5.95%, 10/15/11 (escrowed to maturity)	730,000	766,777
5.95%, 10/15/12 (escrowed to maturity)	285,000	311,930
		5,536,168

Puerto Rico - 1.8%
Puerto Rico Commonwealth GO Bonds, 6.50%, 7/1/14	1,000,000	1,136,850
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Bonds:
5.25%, 7/1/38 (prerefunded 7/01/12 @ 100)	1,000,000	1,082,050
5.00%, 7/1/40 (prerefunded 7/01/15 @ 100)	500,000	590,050
Puerto Rico Public Finance Corp. Revenue Bonds, 5.50%, 8/1/27 (escrowed to maturity)	1,000,000	1,292,970
		4,101,920

Rhode Island - 1.1%
Providence Rhode Island GO Bonds, 5.00%, 4/1/30	1,850,000	2,047,469
Rhode Island Port Authority and Economic Development Corp. Airport Revenue Bonds, 7.00%, 7/1/14	355,000	382,133
		2,429,602

South Carolina - 2.0%
Columbia South Carolina Waterworks & Sewer System Revenue Bonds:
5.00%, 2/1/28	3,000,000	3,270,000
5.00%, 2/1/30	1,000,000	1,121,930
		4,391,930

Tennessee - 1.6%
Memphis Tennesee GO Bonds:
5.00%, 7/1/23	1,000,000	1,175,380
5.00%, 4/1/25 (prerefunded 4/01/19 @ 100)	2,000,000	2,443,040
		3,618,420

Texas - 14.7%
Allen Texas Independent School District GO Bonds, 5.00%, 2/15/27	1,935,000	2,213,427
Amarillo Texas Health Facilities Corp. Revenue Bonds, 5.50%, 1/1/12	2,710,000	2,801,029
Bexar County Texas GO Bonds, 5.00%, 6/15/35	3,000,000	3,246,120
Dallas Texas Area Rapid Transit Revenue Bonds, 5.00%, 12/1/28	1,475,000	1,647,619
Hidalgo County Texas Drain District No 1 Bonds, 5.00%, 9/1/25	3,010,000	3,384,053
Houston Texas GO Bonds, 5.00%, 3/1/21	1,160,000	1,312,610
Houston Texas Water and Sewer System Revenue Bonds, 5.50%, 12/1/29 (escrowed to maturity)	2,505,000	3,138,489
Longview Texas Independent School District GO Bonds, Zero Coupon, 2/15/18	500,000	413,720
Manor Texas Independent School District GO Bonds, 4.50%, 8/1/24	1,000,000	1,061,560
Mission Economic Development Corp. Revenue Bonds, 6.00%, 8/1/20 (mandatory put, 8/1/13 @ 100) (r)	2,000,000	2,174,540
North East Texas Independent School District GO Bonds:
5.25%, 2/1/26	1,000,000	1,249,650
5.25%, 2/1/35	3,345,000	4,068,323
Tarrant County Texas Regional Water District Revenue Bonds, 5.00%, 3/1/26	2,500,000	2,816,000
Texas State GO Bonds, 5.00%, 4/1/22	1,000,000	1,134,950
Texas State Transportation Commission Revenue Bonds, 4.375%, 4/1/25	2,000,000	2,119,780
		32,781,870

Vermont - 9.0%
Burlington Vermont Electric Revenue Bonds, 5.375%, 7/1/12	1,405,000	1,514,337
Rutland County Vermont Solid Waste District Revenue Bonds:
6.80%, 11/1/10	100,000	100,421
6.80%, 11/1/11	100,000	105,097
6.85%, 11/1/12	100,000	109,678
University of Vermont and State Agriculture College Revenue Bonds:
5.00%, 10/1/19	1,000,000	1,134,050
5.00%, 10/1/23	1,000,000	1,079,240
5.125%, 10/1/27 (prerefunded 10/01/12 @ 100)	1,000,000	1,092,680
Vermont State Educational & Health Buildings Financing Agency Revenue Bonds:
5.00%, 12/1/12	1,000,000	1,048,720
5.00%, 10/1/23	1,000,000	1,011,110
5.00%, 11/1/32	1,810,000	1,918,166
5.50%, 1/1/33	1,100,000	1,105,742
5.00%, 10/31/46	1,000,000	1,041,880
Vermont State GO Bonds:
5.00%, 8/15/20	1,000,000	1,208,830
4.25%, 3/1/26	905,000	985,789
4.50%, 7/15/26	1,000,000	1,088,300
4.50%, 3/1/28	1,150,000	1,255,110
Vermont State Housing Finance Agency Revenue Bonds, 5.35%, 5/1/36	100,000	104,363
Vermont State Housing Finance Agency Single Family Revenue Bonds:
4.00%, 11/1/12 (r)	505,000	520,140
5.25%, 11/1/20	155,000	155,147
5.55%, 11/1/21	435,000	435,448
4.90%, 11/1/22	640,000	651,213
Vermont State Municipal Bond Bank Revenue Bonds, 5.00%, 12/1/17	1,000,000	1,138,320
Vermont State Public Power Supply Authority Revenue Bonds, 5.25%, 7/1/13	1,200,000	1,330,848
		20,134,629

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds:
5.25%, 10/1/15	1,000,000	1,126,060
6.375%, 10/1/19	1,000,000	1,012,200
4.25%, 10/1/29	200,000	192,176
		2,330,436

Virginia - 3.4%
Chesterfield County Virginia IDA Pollution Control Revenue Bonds:
Series A, 5.875%, 6/1/17 (r)	1,700,000	1,739,440
Series B, 5.875%, 6/1/17 (r)	750,000	767,400
Loudoun County Virginia Sanitation Authority Revenue Bonds, 5.00%, 1/1/27	1,725,000	1,992,823
Louisa Virginia IDA Solid Waste & Sewage Disposal Revenue Bonds, 2.50%, 3/1/31 (mandatory put, 3/1/13 @ 100) (r)	3,000,000	3,023,250
		7,522,913

Washington - 6.3%
Clark County Washington School District GO Bonds, 5.00%, 12/1/22	1,500,000	1,693,620
King County Washington Sewer Revenue Bonds:
5.00%, 1/1/39	2,000,000	2,149,460
5.00%, 1/1/50	3,000,000	3,177,930
Washington State GO Bonds:
5.00%, 2/1/23	1,000,000	1,154,240
5.00%, 1/1/28	3,090,000	3,422,020
Washington State Health Care Facilities Authority Revenue Bonds, 4.875%, 10/1/30	2,310,000	2,423,744
		14,021,015

West Virginia - 0.8%
West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds, 6.68%, 4/1/25 (g)(r)*	24,820,000	1,799,450

Wisconsin - 1.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, 5.00%, 11/15/30	2,600,000	2,754,180
Wisconsin State Health & Educational Facilities Authority Revenue VRDN, 1.50%, 2/1/38 (r)	800,000	800,000
		3,554,180

Other - 2.6%
Capital Trust Agency Housing Revenue Bonds, 5.95%, 1/15/39 (c)*	14,452,566	5,780,304

Total Municipal Obligations (Cost $241,499,566)		218,737,813

TOTAL INVESTMENTS (Cost $241,499,566) - 97.9%		218,737,813
Other assets and liabilities, net - 2.1%		4,800,166
NET ASSETS - 100%		$223,537,979
		=========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
30 Year U.S. Treasury Bonds	20	12/10	$2,674,375	$41,533
Total Purchased				$41,533
				==========
Sold:
30 Year U.S. Treasury Bonds	70	12/10	$9,360,313	($44,949)
Total Sold				($44,949)
				==========

(c) Capital Trust Agency Housing Revenue Bonds are not accruing interest.  This security was issued in July 2008 in exchange for the Series 2005 Capital Trust Agency Housing Revenue Bonds ("Series 2005 Bonds").  Accrued past due interest related to the Series 2005 Bonds as of September 30, 2010 totaled $246,752.

(g) West Virginia State Economic Development Authority Commonwealth Development Revenue Bonds (Stonewall Jackson project) are currently in default for interest. Effective October 2006, this security is no longer accruing interest

(j) Columbus Georgia Downtown IDA Revenue Bonds (Ralston project) are currently in default for interest. Effective November 2006, this security is no longer accruing interest.

(k) Maryland State Economic Development Corp. Revenue Bonds Series B and C were issued in exchange for 500,000 par Maryland State Economic Development Corp. Revenue Bonds due October 1, 2019 that were previously held by the Fund. Series B is not accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations: COPs: Certificates of Participation GO: General Obligation IDA: Industrial Development Authority LO: Limited Obligation SO: Special Obligation VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Tax-Free Reserves (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of two separate portfolios.  Money Market is registered as a diversified portfolio and Tax-Free Bond (formerly known as Long-Term) as a non-diversified portfolio. The operations of each Portfolio are accounted for separately. Each Portfolio offers shares of beneficial interest. Money Market Class O shares are sold without a sales charge. Money Market Institutional Class shares ceased operations on June 16, 2009 and required a minimum account balance of $1,000,000 and had a lower expense ratio than Class O shares. The $1 million minimum initial investment could be waived for certain institutional accounts, where it was believed to be in the best interest of the Fund and its shareholders. Class A shares of Tax-Free Bond are sold with a maximum front-end sales charge of 3.75%.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees to value its investments wherever possible.  Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value.  All securities for Money Market are valued at amortized cost which approximates market in accordance with Rule 2a-7 of the Investment Company Act of 1940. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Trustees.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2010, no securities were fair valued in good faith under the direction of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period.  For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2010:

Money Market	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$535,738,907	-	$535,738,907
TOTAL	-	$535,738,907	-	$535,738,907
	===========	===========	========	===========

Tax-Free Bond	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal obligations	-	$218,737,813	-	$218,737,813
TOTAL	-	$218,737,813	-	$218,737,813
	========	===========	=========	===========

Other financial instruments**	($3,416)	-	-	($3,416)
	========	===========	=========	===========

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Repurchase Agreements: The Portfolios may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolios could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Fund is subject to market risk and interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of securities and interest rates. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See footnotes to Schedules of Investments.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly for Money Market; dividends from net investment income are declared and paid monthly for Tax-Free Bond. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has arrangements with its custodian banks whereby the custodians' fees may be paid indirectly by credits earned on the Fund's cash on deposit with the banks. These credits are used to reduce the Fund's expenses.  Such deposit arrangements may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax.  There is no assurance that the Internal Revenue Service will agree with this opinion.  In the event the Internal Revenue Service determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Redemption Fee: Tax-Free Bond charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Portfolio. The redemption fee is paid to the Class of the Portfolio from which the redemption is made, and is accounted for as an addition to paid-in-capital.  It is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Portfolio.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 will require reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:

	MONEY MARKET	TAX-FREE BOND
Federal income tax cost	$535,738,907	$241,455,967
	============	=============
Unrealized appreciation	-	11,498,803
Unrealized (depreciation)	-	(34,216,957)
Net appreciation (depreciation)	-	($22,718,154)
	============	=============

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	MONEY MARKET	TAX-FREE BOND
December 31, 2011	-	$1,407,605
December 31, 2012	-	2,278,445
December 31, 2013	-	616,112
December 31, 2014	-	8,160,996
December 31, 2015	-	4,279,054
December 31, 2016	$36,848	565,078

Capital loss carryforwards may be utilized to offset future capital gains until expiration.  Tax-Free Bond's use of net capital loss carryforwards may be limited under certain tax provisions.

NOTE C -- REORGANIZATION

On March 4, 2009, the Board of Trustees approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the following portfolios for shares of the acquiring portfolio and the assumption of the liabilities of the portfolios. The merged portfolios were Calvert Tax-Free Reserves Limited-Term Portfolio ("Limited-Term") and Calvert Tax-Free Reserves Vermont Municipal Portfolio ("Vermont"), each a series of Calvert Tax-Free Reserves, and Calvert National Municipal Intermediate Fund ("National"), a series of Calvert Municipal Fund, Inc.. Shareholders of each merged Portfolio approved the Plan at a meeting on July 13, 2009 and the reorganization took place on July

31, 2009.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Limited-Term	11,765,268	Tax-Free Bond	7,018,539	$109,794,351
Vermont	2,804,411	Tax-Free Bond	2,790,066	$43,622,620
National	4,520,505	Tax-Free Bond	2,997,291	$46,889,037

For financial reporting purposes, assets received and shares issued by the Tax-Free Bond Fund were recorded at fair value; however, the cost basis of the investments received from Limited-Term, Vermont, and National were carried forward to align ongoing reporting of Tax-Free Bond Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Value
Limited-Term	$109,794,351	$(32,380,939)	Tax-Free Bond	$54,387,113
Vermont	$43,622,620	$860,250	Tax-Free Bond	$54,387,113
National	$46,889,037	$414,942	Tax-Free Bond	$54,387,113

Assuming the acquisition had been completed on January 1, 2009, Tax-Free Bond Fund's results of operations for the year ended December 31, 2009 would have been as follows:

Net investment income	$7,116,162	(a)
Net realized and change in unrealized gain (loss) on investments	$2,678,843	(b)
Net increase (decrease) in assets from operations	$9,795,005

Because Tax-Free Bond Fund, Limited-Term, Vermont, and National sold and redeemed shares throughout the period, it is not practicable to provide proforma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Limited-Term, Vermont, and National that have been included in Tax-Free Bond Fund's Statement of Operations since July 31, 2009.

(a) $4,146,961, as reported, plus $1,088,678, $928,432, and $927,091 from Limited-Term, Vermont, and National pre-merger, respectively, plus $25,000 of pro-forma eliminated expenses.

(b) $3,023,542 as reported, plus $(3,987,195), $2,022,001, and $1,620,495 from Limited-Term, Vermont, and National, respectively, pre-merger.

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT TAX-FREE RESERVES

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek President -- Principal Executive Officer
Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President -- Principal Executive Officer
Date:  November 24, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  November 24, 2010